Equity (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Dec. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Alloted in private issuance	3,413,312
Shares issued price per share	$ 0.968	$ 0.968
Number of common stock	2	2
Common stock par value	$ 0.001	$ 0.001	$ 0.001
Proceeds from issuance of common stock		$ 3,300
Consultant [Member]
Number of common stock value		250
Minimum [Member]
Proceeds from exercise of warrant		$ 2,000
Warrant A [Member]
Number of warrants	1	1
Warrant B [Member]
Number of warrants	2	2
Each Warrant A [Member]
Number of warrants	1	1
Warrants exercise price	$ 0.595	$ 0.595
Warrant term	12 months	12 months
Each Warrant B [Member]
Number of warrants	1	1
Warrants exercise price	$ 0.893	$ 0.893
Warrant term	18 months	18 months